Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	6 Months Ended
Sep. 30, 2025
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2025:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥20,748	¥—	¥20,748	¥(17,542)	¥(1,053)	¥2,153
Receivables under resale agreements	21,538	(2,756)	18,782	(17,515)	(1)	1,266
Receivables under securities borrowing transactions	5,720	(19)	5,701	(4,154)	—	1,547
Total	¥48,006	¥(2,775)	¥45,231	¥(39,211)	¥(1,054)	¥4,966
Financial liabilities:
Derivative liabilities	¥20,995	¥—	¥20,995	¥(17,031)	¥(1,477)	¥2,487
Payables under repurchase agreements	46,381	(2,717)	43,664	(41,856)	(144)	1,664
Payables under securities lending transactions	737	(19)	718	(693)	—	25
Obligations to return securities received as collateral	6,047	—	6,047	(1,502)	—	4,545
Total	¥74,160	¥(2,736)	¥71,424	¥(61,082)	¥(1,621)	¥8,721

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2025:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥24,298	¥—	¥24,298	¥(21,205)	¥(786)	¥2,307
Receivables under resale agreements	19,915	(2,232)	17,683	(16,454)	(1)	1,228
Receivables under securities borrowing transactions	5,782	—	5,782	(4,454)	—	1,328
Total	¥49,995	¥(2,232)	¥47,763	¥(42,113)	¥(787)	¥4,863
Financial liabilities:
Derivative liabilities	¥25,014	¥—	¥25,014	¥(20,807)	¥(1,940)	¥2,267
Payables under repurchase agreements	42,738	(2,232)	40,506	(38,525)	(51)	1,930
Payables under securities lending transactions	1,210	—	1,210	(1,194)	—	16
Obligations to return securities received as collateral	6,883	—	6,883	(1,257)	—	5,626
Total	¥75,845	¥(2,232)	¥73,613	¥(61,783)	¥(1,991)	¥9,839

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2025:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥20,748	¥—	¥20,748	¥(17,542)	¥(1,053)	¥2,153
Receivables under resale agreements	21,538	(2,756)	18,782	(17,515)	(1)	1,266
Receivables under securities borrowing transactions	5,720	(19)	5,701	(4,154)	—	1,547
Total	¥48,006	¥(2,775)	¥45,231	¥(39,211)	¥(1,054)	¥4,966
Financial liabilities:
Derivative liabilities	¥20,995	¥—	¥20,995	¥(17,031)	¥(1,477)	¥2,487
Payables under repurchase agreements	46,381	(2,717)	43,664	(41,856)	(144)	1,664
Payables under securities lending transactions	737	(19)	718	(693)	—	25
Obligations to return securities received as collateral	6,047	—	6,047	(1,502)	—	4,545
Total	¥74,160	¥(2,736)	¥71,424	¥(61,082)	¥(1,621)	¥8,721

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2025:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥24,298	¥—	¥24,298	¥(21,205)	¥(786)	¥2,307
Receivables under resale agreements	19,915	(2,232)	17,683	(16,454)	(1)	1,228
Receivables under securities borrowing transactions	5,782	—	5,782	(4,454)	—	1,328
Total	¥49,995	¥(2,232)	¥47,763	¥(42,113)	¥(787)	¥4,863
Financial liabilities:
Derivative liabilities	¥25,014	¥—	¥25,014	¥(20,807)	¥(1,940)	¥2,267
Payables under repurchase agreements	42,738	(2,232)	40,506	(38,525)	(51)	1,930
Payables under securities lending transactions	1,210	—	1,210	(1,194)	—	16
Obligations to return securities received as collateral	6,883	—	6,883	(1,257)	—	5,626
Total	¥75,845	¥(2,232)	¥73,613	¥(61,783)	¥(1,991)	¥9,839